Other liabilities	12 Months Ended
Mar. 31, 2023
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Other liabilities

17. Other liabilities

	As at March 31,
	2022		2023
Non-current
Employee benefits obligations	₹	2,720	₹	2,947
Others		4,851		6,386
	₹	7,571	₹	9,333
Current
Employee benefits obligations	₹	15,310	₹	15,885
Statutory and other liabilities		15,490		13,155
Advance from customers		629		645
Others		522		530
	₹	31,951	₹	30,215
	₹	39,522	₹	39,548